Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 1, 2013
Closing Date:		June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$237,075,113.01	0.5210442	$196,098,929.59	0.4309867	$40,976,183.42
Class A-3 Notes	$431,000,000.00	1.0000000	$431,000,000.00	1.0000000	$-
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$937,235,113.01	0.6235099	$896,258,929.59	0.5962499	$40,976,183.42

Weighted Avg. Coupon (WAC)	3.47%		3.46%
Weighted Avg. Remaining Maturity (WARM)	44.24		43.35
Pool Receivables Balance	$978,769,079.09		$936,866,949.50
Remaining Number of Receivables	66,609		65,306

Adjusted Pool Balance	$959,953,089.00		$918,976,905.58

III. COLLECTIONS

Principal:
Principal Collections	$40,497,317.65
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$519,774.89
Total Principal Collections	$41,017,092.54

Interest:
Interest Collections	$2,807,833.72
Late Fees & Other Charges	$69,153.47
Interest on Repurchase Principal	$-
Total Interest Collections	$2,876,987.19

Collection Account Interest	$945.88
Reserve Account Interest	$93.37
Servicer Advances	$-

Total Collections	$43,895,118.98

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$43,895,118.98
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$43,895,118.98
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$815,640.90	$-	$815,640.90	$815,640.90
Collection Account Interest					$945.88
Late Fees & Other Charges					$69,153.47
Total due to Servicer					$885,740.25

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$104,708.17		$104,708.17
Class A-3 Notes		$255,008.33		$255,008.33
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$500,855.58		$500,855.58	$500,855.58

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$42,348,462.98

9. Regular Principal Distribution Amount:					$40,976,183.42

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$40,976,183.42
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$40,976,183.42		$40,976,183.42
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$40,976,183.42		$40,976,183.42

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,372,279.56

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$18,815,990.09
Beginning Period Amount	$18,815,990.09
Current Period Amortization	$925,946.17
Ending Period Required Amount	$17,890,043.92
Ending Period Amount	$17,890,043.92
Next Distribution Date Required Amount	$16,990,764.38

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		2.37%	2.47%	2.47%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.70%	64,456	98.40%	$921,921,823.39
30 - 60 Days	1.02%	663	1.24%	$11,602,383.79
61 - 90 Days	0.22%	142	0.28%	$2,625,532.80
91 + Days	0.07%	45	0.08%	$717,209.52
		65,306		$936,866,949.50
Total
Delinquent Receivables 61 + days past due	0.29%	187	0.36%	$3,342,742.32
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	166	0.31%	$2,993,422.87
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	157	0.28%	$2,838,248.04
Three-Month Average Delinquency Ratio	0.26%		0.31%

Repossession in Current Period		46		$879,820.01
Repossession Inventory		154		$609,813.84

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,404,811.94
Recoveries				$(519,774.89)
Net Charge-offs for Current Period				$885,037.05

Beginning Pool Balance for Current Period				$978,769,079.09

Net Loss Ratio				1.09%
Net Loss Ratio for 1st Preceding Collection Period				0.70%
Net Loss Ratio for 2nd Preceding Collection Period				0.63%
Three-Month Average Net Loss Ratio for Current Period				0.81%

Cumulative Net Losses for All Periods				$8,373,653.21
Cumulative Net Losses as a % of Initial Pool Balance				0.54%

Principal Balance of Extensions				$4,667,748.85
Number of Extensions				243

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